Eaton Vance
Small-Cap Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value
Aerospace & Defense — 2.5%
Hexcel Corp.	28,708	$ 1,572,050
Woodward, Inc.	15,210	2,775,673
		$ 4,347,723
Automobile Components — 2.0%
Dorman Products, Inc.(1)	29,164	$ 3,515,429
		$ 3,515,429
Banks — 10.4%
Commerce Bancshares, Inc.	88,278	$ 5,493,540
Community Financial System, Inc.	68,229	3,879,501
First Financial Bankshares, Inc.	98,420	3,535,246
SouthState Corp.	41,589	3,860,291
Stock Yards Bancorp, Inc.	22,932	1,583,684
		$ 18,352,262
Building Products — 6.7%
AAON, Inc.	34,884	$ 2,725,487
Advanced Drainage Systems, Inc.	15,551	1,689,616
AZEK Co., Inc.(1)	51,758	2,530,449
AZZ, Inc.	8,515	711,939
CSW Industrials, Inc.	7,785	2,269,483
Hayward Holdings, Inc.(1)	135,807	1,890,433
		$ 11,817,407
Capital Markets — 4.0%
Cohen & Steers, Inc.	39,763	$ 3,190,981
Stifel Financial Corp.	40,858	3,851,275
		$ 7,042,256
Chemicals — 2.4%
Balchem Corp.	10,983	$ 1,823,178
Quaker Chemical Corp.	19,278	2,382,954
		$ 4,206,132
Consumer Staples Distribution & Retail — 2.4%
Casey's General Stores, Inc.	1,955	$ 848,548
Chefs' Warehouse, Inc.(1)	19,681	1,071,827
Performance Food Group Co.(1)	28,853	2,268,712
		$ 4,189,087
Security	Shares	Value
Containers & Packaging — 2.7%
AptarGroup, Inc.	32,397	$ 4,807,067
		$ 4,807,067
Distributors — 1.2%
LKQ Corp.	50,855	$ 2,163,372
		$ 2,163,372
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc.(1)	17,488	$ 2,221,676
		$ 2,221,676
Diversified REITs — 2.2%
Essential Properties Realty Trust, Inc.	120,714	$ 3,940,105
		$ 3,940,105
Electric Utilities — 1.8%
IDACORP, Inc.	26,723	$ 3,105,747
		$ 3,105,747
Electronic Equipment, Instruments & Components — 2.0%
Badger Meter, Inc.	14,363	$ 2,732,561
Novanta, Inc.(1)	6,523	834,096
		$ 3,566,657
Financial Services — 1.3%
Euronet Worldwide, Inc.(1)	21,344	$ 2,280,606
		$ 2,280,606
Food Products — 1.7%
Freshpet, Inc.(1)	9,411	$ 782,713
J&J Snack Foods Corp.	10,581	1,393,729
Lancaster Colony Corp.	4,678	818,650
		$ 2,995,092
Ground Transportation — 1.2%
Landstar System, Inc.	14,195	$ 2,132,089
		$ 2,132,089
Health Care Equipment & Supplies — 1.1%
Integer Holdings Corp.(1)	16,026	$ 1,891,228
		$ 1,891,228
Health Care Providers & Services — 6.6%
Addus HomeCare Corp.(1)	18,712	$ 1,850,430
Chemed Corp.	6,195	3,811,907

Eaton Vance
Small-Cap Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(1)	95,743	$ 3,346,218
U.S. Physical Therapy, Inc.	37,898	2,742,299
		$ 11,750,854
Health Care Technology — 0.4%
Certara, Inc.(1)	71,229	$ 705,167
		$ 705,167
Hotels, Restaurants & Leisure — 5.0%
Aramark	95,313	$ 3,290,205
Choice Hotels International, Inc.	6,688	888,033
Texas Roadhouse, Inc.	4,038	672,852
Wyndham Hotels & Resorts, Inc.	43,630	3,948,951
		$ 8,800,041
Household Durables — 0.5%
Meritage Homes Corp.	12,511	$ 886,780
		$ 886,780
Industrial REITs — 3.5%
EastGroup Properties, Inc.	18,730	$ 3,299,289
Terreno Realty Corp.	44,422	2,808,359
		$ 6,107,648
Insurance — 9.6%
AMERISAFE, Inc.	29,183	$ 1,533,567
First American Financial Corp.	27,447	1,801,347
Hamilton Insurance Group Ltd., Class B(1)	93,870	1,945,925
Kemper Corp.	26,558	1,775,402
RLI Corp.	49,154	3,948,541
Selective Insurance Group, Inc.	18,144	1,660,902
White Mountains Insurance Group Ltd.	2,192	4,221,375
		$ 16,887,059
Machinery — 9.1%
Albany International Corp., Class A	35,542	$ 2,453,820
Atmus Filtration Technologies, Inc.	65,089	2,390,719
Donaldson Co., Inc.	35,651	2,390,756
ESCO Technologies, Inc.	20,558	3,271,189
Franklin Electric Co., Inc.	26,076	2,448,015
Middleby Corp.(1)	20,246	3,076,987
		$ 16,031,486
Security	Shares	Value
Media — 0.8%
John Wiley & Sons, Inc., Class A	32,892	$ 1,465,668
		$ 1,465,668
Professional Services — 2.8%
CBIZ, Inc.(1)	64,761	$ 4,912,769
		$ 4,912,769
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.(1)	84,460	$ 2,122,480
Diodes, Inc.(1)	39,927	1,723,648
Universal Display Corp.	5,829	813,029
		$ 4,659,157
Software — 4.1%
CCC Intelligent Solutions Holdings, Inc.(1)	266,259	$ 2,404,319
Clearwater Analytics Holdings, Inc., Class A(1)	67,648	1,812,966
nCino, Inc.(1)	25,692	705,759
Progress Software Corp.	24,084	1,240,567
SPS Commerce, Inc.(1)	8,825	1,171,342
		$ 7,334,953
Specialty Retail — 3.3%
Group 1 Automotive, Inc.	5,373	$ 2,052,217
RH(1)	2,905	680,961
Valvoline, Inc.(1)	89,721	3,123,188
		$ 5,856,366
Trading Companies & Distributors — 2.4%
Core & Main, Inc., Class A(1)	87,803	$ 4,241,763
		$ 4,241,763
Total Common Stocks (identified cost $143,224,675)		$172,213,646

Eaton Vance
Small-Cap Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	4,448,035	$ 4,448,035
Total Short-Term Investments (identified cost $4,448,035)		$ 4,448,035
Total Investments — 100.1% (identified cost $147,672,710)		$176,661,681
Other Assets, Less Liabilities — (0.1)%		$ (90,259)
Net Assets — 100.0%		$176,571,422
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,448,035, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,597,661	$28,374,810	$(27,524,436)	$ —	$ —	$4,448,035	$34,760	4,448,035
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Small-Cap Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$172,213,646*	$ —	$ —	$172,213,646
Short-Term Investments	4,448,035	—	—	4,448,035
Total Investments	$176,661,681	$ —	$ —	$176,661,681
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
4